Share-Based Compensation - Additional Details (Details) - TOI Parent Inc. - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost expected to be recognized over a weighted average period			2 years 8 months 4 days	3 years 25 days
Total fair value of common shares vested	$ 84,813	$ 38,759	$ 321,591	$ 220,518
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Compensation costs recognized	59,678	36,343	152,617	112,669	$ 150,796	$ 94,007
Unvested Service Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost	604,655	384,434	604,655	384,434	$ 492,014	$ 506,688
Unrecognized compensation cost expected to be recognized over a weighted average period					3 years 18 days	3 years 4 months 17 days
Unvested Performance Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost					$ 1,200,153	$ 762,256
Unrecognized compensation cost expected to be recognized over a weighted average period	$ 1,294,168	$ 807,777	$ 1,294,168	$ 807,777
Total fair value of common shares vested					$ 97,696	$ 291,555